12. Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax (benefit) expense	$ (11,359)	$ 784,331
Deferred Income Tax Charges [Member]
Depreciation	25,782	12,377
Mortgage servicing rights	(16,451)	(184,146)
Deferred compensation	3,681	281,886
Bad debts	(34,533)	652,671
Limited partnership amortization	(20,129)	(15,573)
Investment in CFS Partners	(1,014)	(39,644)
Core deposit intangible	0	(92,715)
Loan fair value	(2,228)	(13,531)
OREO write down	13,860	80
Revaluation effect of unrealized loss on securities AFS	0	45,106
Prepaid expenses	(846)	80,325
Other	20,519	57,495
Deferred tax (benefit) expense	$ (11,359)	$ 784,331